Subsequent events (Details Narrative) - USD ($)		12 Months Ended
	Jan. 31, 2022	Dec. 31, 2021
DisclosureSubsequentEventsLineItems [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Events After Reporting Period [Member] | Exploration And Production [Member]
DisclosureSubsequentEventsLineItems [Line Items]
Sale amount of assets	$ 1,385